Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of cash and cash equivalents
Cash at bank	$ 62,563	$ 70,920	$ 60,034
Deposits at call	397	398	413
Cash and cash equivalents	62,960	71,318	60,447	$ 136,881
Cash flows from operating activities
Loss for the period	(87,956)	(81,889)	(91,347)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	4,666	4,107	4,380
Foreign exchange losses/(gains)	78	62	536
Finance costs	22,792	20,122	17,288
Remeasurement of contingent consideration	9,693	(8,771)	(913)
Remeasurement of warrant liabilities	(779)	2,205	(5,896)
Equity settled share-based payment	5,870	3,655	5,536
Deferred tax benefit	(191)	(212)	(235)
Gain on derecognition of right-of-use assets	0	(76)	0
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(15,466)	(118)	140
Decrease/(increase) in prepayments	807	1,650	1,555
Increase/(decrease) in trade and other payables	(12,378)	(398)	4,777
Decrease/(increase) in tax incentive recoverable	1,490	(2,388)	0
Increase/(decrease) in provisions	22,916	(1,218)	(1,603)
Net cash (outflows) in operating activities	$ (48,458)	$ (63,269)	$ (65,782)